Discontinued Operation - Schedule of Consolidated Income Statements of Profit or Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Consolidated Income Statements of Profit or Loss [Line Items]
Revenue			$ 374,409
Cost of revenue			(270,232)
Selling and promotion			(606,081)
General and administrative			(607,315)
Operating loss			(1,109,219)
Other income			192,168
Other expense			(8,847,133)
Interest income			999
Finance costs
Loss before income tax			(9,763,185)
Income tax expenses			(5)
Loss for the year from discontinued operation			(9,763,190)
Other comprehensive (loss) income
Foreign operations – foreign currency translation differences			(919)
Total comprehensive loss for the year from discontinued operation			(9,764,109)
Total comprehensive loss for the year attributable to owners of the Company
Total comprehensive loss from discontinued operation			(9,764,109)
Total comprehensive loss for the year attributable to non-controlling interests
Total comprehensive loss from discontinued operation